Line of Credit, Related Parties (FY)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Line of Credit, Related Parties
8. Line of credit, related parties

The Company entered into a line of credit agreement with a member of the board of directors and an existing shareholder at December 29, 2017. The agreement established a line of credit in the amount of $370,000 with an annualized interest rate of 6%. On November 12, 2018, the Company entered into an amendment to the line of credit agreement that increased the line of credit to $1,000,000 with an annualized interest rate of 6%. During the year ended December 31, 2019, the amount of the line of credit was decreased by $680,000 through a conversion to 7,020,455 shares of common stock, by $121,000 through payment on purchase of dermaPACE Systems and was increased by $90,000 through a deposit on purchase of future dermaPACE Systems. The line of credit may be called for payment upon demand of the holder. The line of credit, related parties had an aggregate outstanding balance of $212,388 and $883,224 as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the amount of credit available is $861,500.

Interest expense on the line of credit, related parties totaled $40,164 and $33,724 for the years ended December 31, 2019 and 2018, respectively.